Revenue from Contracts with Customers - Schedule of Components of Deferred Revenue (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenue	¥ 529,620,463	$ 83,109,008	¥ 583,216,366
Initial Franchise Fee
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenue	248,406,284	38,980,367	280,478,697
Membership Fees
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenue	186,976,973	29,340,767	215,009,108
Cash Received for Prepaid Card and Sublease
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenue	47,604,011	7,470,108	48,137,090
Greentree Reward Membership Program
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenue	¥ 46,633,195	$ 7,317,766	¥ 39,591,471